Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Indemnity settlement with BP Exploration and Production Inc.	$ 0	$ 250.0
Trade accounts payable and accruals	925.1	718.8
Advances from customers	1,320.1	1,012.5
Other accruals	800.5	688.4
Total accounts payable and accrued liabilities	3,045.7	2,669.7
Product Warranty Accrual [Roll Forward]
Balance, beginning	65.0
Warranty Provisions	43.4
Acquisitions	7.5
Charges Against Accrual	(49.8)
Translation and Other	1.5
Balance, ending	$ 67.6